BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
BASIS OF PRESENTATION
Subsidiaries
Name of the subsidiary	Ownership Percentage	Project	Location
Gold Canyon Resources Inc.	100%	Springpole Gold Project (“Springpole”) Birch-Uchi Projects (“Birch-uchi”)	Northwestern Ontario, Canada
Cameron Gold Operations Ltd.	100%	Cameron Gold Project (“Cameron”)	Northwestern Ontario, Canada
Duparquet Gold Mines Inc.	100%	Duquesne Gold Project (“Duquesne”) Pitt Gold Project (“Pitt”) Duparquet Gold Project (“Duparquet”) Central Duparquet (“Duparquet”)	Québec, Canada